Lease Obligations (Components Of Rental Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Continuing operations	$ 45.4	$ 44.6	$ 41.7
Discontinued operations	$ 4.1	$ 3.4	$ 2.2